Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Voyage revenues (notes 6 and 12a)	$ 636,958	$ 710,744	$ 726,791
Voyage expenses	12,081	11,594	21,440
Vessel operating expenses	(222,640)	(230,896)	(232,660)
Time-charter hire expenses	0	8,237	8,777
Depreciation and amortization	(143,982)	(142,664)	(145,728)
General and administrative expenses	(34,452)	(29,088)	(30,911)
Write-down (gain) and loss (gain) on sales of vessels (notes 6 and 18)	(71,006)	(382,770)	27,991
Restructuring charges (note 17)	(21,927)	0	0
Income from vessel operations	130,870	(94,505)	315,266
Equity income (notes 3b, 7 and 12a)	93,241	122,279	149,006
Interest expense	(165,350)	(178,417)	(187,506)
Realized and unrealized (loss) gain on non-designated derivative instruments (note 13)	(14,511)	55,663	23,993
Foreign currency exchange loss (notes 10 and 13)	(6,236)	(1,396)	(5,354)
Other (expense) income (notes 3b and 5)	(21,499)	(16,032)	21,110
Net income (loss) before income tax (expense) recovery	29,107	(98,307)	327,927
Income tax expense (notes 11 and 14c)	(3,116)	2,486	(10,211)
Net income (loss)	25,991	(95,821)	317,716
Non-controlling interest in net income (loss)	(16,438)	(27,715)	(13,174)
Preferred unitholders' interest in net income (loss)	25,116	25,117	24,941
Net Income (Loss) Available to Common Stockholders, Basic	17,313	(93,223)	279,601
Non-controlling interest in net income (loss)	16,438	27,715	13,174
Preferred unitholders' interest in net income (loss)	(25,116)	(25,117)	(24,941)
Net Income (Loss) Available to Common Stockholders, Basic	17,313	(93,223)	279,601
Interest Income, Interest-Earning Asset	12,592	14,101	11,412
Noncontrolling Interest
Income Statement [Abstract]
Net income (loss)	$ (16,438)	$ (27,715)	$ 13,174